Consolidated Statements of Cash Flow ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (47,994)	$ (6,894)	¥ (80,463)	¥ (86,575)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,673	815	5,601	4,441
Deferred income tax expense (benefit)	(49)	(7)	(135)	292
Share-based compensation	14,747	2,118	22,300	32,164
Loss on disposal of property, plant and equipment	28	4	159	169
Share of net loss from an equity investee	74	11	162
Impairment of film investment as passive investor	0	0	8,000
Allowance for doubtful accounts	619	89	231	(140)
Non-cash consideration for services provided				(2,919)
Loss on deconsolidation of subsidiaries				45
Changes in operating assets and liabilities:
Accounts receivable	(39,035)	(5,608)	3,442	2,193
Unbilled revenue	(4,807)	(690)
Cost and estimated earnings in excess of billings	4,199	603	(18,411)
Inventories	(12,305)	(1,768)	(2,519)	25,595
Prepayments and other current assets	(5,771)	(829)	7,344	7,304
Other non-current assets	20	3	(272)
Accounts payable	10,358	1,488	917	(18,386)
Contract liabilities	4,011	576	4,699	916
Income taxes payable	5	1
Deferred government subsidies	(80)	(11)	(80)	380
Unrecognized tax benefits	602	86		4,892
Accrued expenses and other liabilities	14,187	2,038	6,040	(8,803)
Net cash flow used in operating activities	(55,518)	(7,975)	(42,985)	(38,432)
CASH FLOWS FROM INVESTING ACTIVITIES
Deconsolidation of subsidiaries				(258)
Acquisition of intangible assets	(999)	(143)	(19)
Purchase of short-term investments	(113,404)	(16,289)	(110,510)	(47,000)
Proceeds from maturity of short-term investments	105,730	15,187	149,510	8,000
Purchase of property and equipment	(2,740)	(394)	(4,930)	(11,810)
Purchase of long-term investment			(300)
Loan to a related party	(425)	(61)	(425)
Repayment of loan from a related party	850	122
Film investment as passive investor			(8,000)
Net cash flow (used in)/provided by investing activities	(10,988)	(1,578)	25,326	(51,068)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from a short-term bank loan	5,000	718	5,000
Repayment of short-term bank loan	(5,000)	(718)
Proceeds from loans from a third parties	30,000	4,309	10,000
Repayment of loans to third parties	(5,000)	(718)	(3,000)
Proceeds from issuance of a subsidiary's equity to a non-controlling interest holder			4,000
Shares issued upon vesting of restricted share units	5	1
Proceeds from initial public offering, net of issuance costs	252,861	36,321
Proceeds from issuance of Series C redeemable convertible preferred shares	47,436	6,814		34,300
Net cash provided by financing activities	325,302	46,727	16,000	34,300
Effect of exchange rate changes on cash and cash equivalents	1,347	193	1,723	7,677
Net (decrease)/increase in cash and cash equivalents	260,143	37,367	64	(47,523)
Cash and cash equivalents at the beginning of year	61,519	8,837	61,455	108,978
Cash and cash equivalents at the end of year	321,662	46,204	61,519	61,455
Supplemental disclosures of cash flow information:
Interest received	883	127	1,057
Interest paid	249	36	307
Income taxes paid	130	19	¥ 680
Non-cash investing activities:
Acquisition of a long-term investment				¥ (2,919)
Series C redeemable convertible preferred shares includedin Accrued expenses and other liabilities [Member]
Non-cash financing activities:
Issuance costs	743	107
IPO [Member]
Non-cash financing activities:
Issuance costs	¥ 14,727	$ 2,115